Form N-1A Cover	Dec. 23, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Document Creation Date	Dec. 23, 2025
Document Effective Date	Dec. 23, 2025
Registrant Name	USCF ETF TRUST
Entity Central Index Key	0001597389
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 23, 2025
Prospectus Date	Dec. 23, 2025